Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Current Assets
Cash and cash equivalents	$ 688	$ 16
Receivables, net of allowance for doubtful accounts
Trade	129	139
Affiliate	101	85
Prepayments and other current assets	20	12
Total Current Assets	938	252
Property, Plant, and Equipment, Net	3,444	3,681
Acquired Intangibles, Net	947	976
Goodwill	117	130
Equity Method Investment	337	58
Other Noncurrent Assets, Net	77	34
Total Assets	5,860	5,131
Accounts payable
Trade	69	106
Affiliate	56	48
Accrued interest and financing costs	42	31
Other current liabilities	45	61
Total Current Liabilities	212	246
Debt, Net of Unamortized Issuance Costs	4,053	2,844
Other Noncurrent Liabilities	53	58
Total Liabilities	4,318	3,148
Commitments and Contingencies (Note 10)
Equity
Equity of Predecessors	0	205
Common unitholders: 102,981,495 units issued and outstanding (93,478,326 in 2015)	1,608	1,707
General partner: 2,100,900 units issued and outstanding (1,900,515 in 2015)	(66)	(13)
Noncontrolling interest	0	84
Total Equity	1,542	1,983
Total Liabilities and Equity	$ 5,860	$ 5,131